Cover	Nov. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2023
Entity File Number	000-55976
Entity Registrant Name	OZOP ENERGY SOLUTIONS, INC.
Entity Central Index Key	0001679817
Entity Tax Identification Number	35-2540672
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	42 N. Main St.
Entity Address, City or Town	Florida
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10921
City Area Code	(845)
Local Phone Number	544-5112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false